Impairment Losses for Long-Lived Assets	12 Months Ended
Mar. 31, 2011
Impairment Losses for Long-Lived Assets
Impairment Losses for Long-Lived Assets
(18)	Impairment Losses for Long-Lived Assets

For the year ended March 31, 2011, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Components & Devices segment recognized a loss of ¥16,561 million, primarily due to its business manufacturing batteries for electronic products for which the Company has recognized losses for consecutive periods and projected lower-than-expected future income because of a reduction of production, and its liquid crystal display components business which was projected to have lower production because of smaller demand in the market. The High Functional Materials & Components segment recognized a loss of ¥10,956 million primarily due to its automotive related materials businesses whose profitabilities deteriorated because of the Great East Japan Earthquake on March 11, 2011. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.

For the year ended March 31, 2010, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Components & Devices segment recognized a loss of ¥18,611 million, primarily due to 1) its battery business for which the Company has recognized losses for consecutive periods and lower-than-expected future income because of a reduction of production, 2) its liquid crystal display panel business which was projected to have lower production because of smaller demand in the market, and 3) a part of its record media products business whose profitability has deteriorated because of severe market conditions accompanied by falling prices. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.

For the year ended March 31, 2009, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Digital Media & Consumer Products segment recognized a loss of ¥51,695 million primarily in its plasma TV business due to the decision to reorganize sourcing for glass panel components from in-house manufacturing to an outside supplier and patents with lower-than-expected future license income. The Automotive Systems segment recognized a loss of ¥29,240 million primarily in its automotive products businesses whose profitability deteriorated because of a significant deterioration of the automotive market. The Information & Telecommunication Systems segment recognized a loss of ¥15,752 million primarily due to its semiconductor and financial institution-related businesses whose profitability deteriorated because of smaller demand in the markets. The High Functional Materials & Components segment recognized a loss of ¥12,888 million primarily in its semiconductor-related and automotive-related products businesses whose profitabilities deteriorated because of a significant deterioration in these markets. The Components & Devices segment recognized a loss of ¥12,022 million primarily due to a specific type of electronic parts that were projected to have lower production because of smaller demand in the market and a decline in the expected selling price of certain assets held for sale caused by a deterioration of the real estate market. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.